INVESTMENT IN ASSOCIATES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities	$ 1,059	$ 893	$ 839
Cash used by investing activities	(3,174)	(1,047)	326
Cash from financing activities	2,183	(4)	(868)
Change during the year	68	(158)	$ 297
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities	380	427
Cash used by investing activities	(395)	(452)
Cash from financing activities	1	(162)
Change during the year	(14)	(187)
Associates And Joint Ventures | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	(13)	(172)
Associates And Joint Ventures | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	(1)	(15)
Australian Regulated Utility
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities	380	427
Cash used by investing activities	(395)	(452)
Cash from financing activities	1	(162)
Change during the year	(14)	(187)
Australian Regulated Utility | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	(13)	(172)
Australian Regulated Utility | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	$ (1)	$ (15)